Supplement to

THE CALVERT FUND

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long-Term Income Fund

Calvert Ultra-Short Income Fund

Calvert Government Fund

Statement of Additional Information dated January 31, 2011, revised February 15, 2011

Date of Supplement: September 14, 2011

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Income” on page 33, delete the information for Gregory Habeeb, and, below the chart provided for Michael Abramo, insert the following:

Calvert:

Matthew Duch

Accounts Managed other than Calvert Income Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$4,975,231,992	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Short Duration Income” on page 33, delete the information for Gregory Habeeb, and, below the chart provided for Matthew Duch on page 34, insert the following:

Calvert:

Michael Abramo

Accounts Managed other than Calvert Short Duration Income Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$4,047,187,489	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Long-Term Income Fund” on page 34, delete the information for Gregory Habeeb and insert the following:

Calvert:

Michael Abramo

Accounts Managed other than Calvert Long-Term Income Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,932,260,9551	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Matthew Duch

Accounts Managed other than Calvert Long-Term Income Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,932,260,9551	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Ultra-Short Income Fund” on page 35, delete the information for Gregory Habeeb, and, below the chart provided for Michael Abramo, insert the following:

Calvert:

Matthew Duch

Accounts Managed other than Calvert Ultra-Short Income Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,615,434,438	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert Government Fund” on page 36, delete the information for Gregory Habeeb and insert the following:

Calvert:

Matthew Duch

Accounts Managed other than Calvert Government Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$7,058,100,765	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Michael Abramo

Accounts Managed other than Calvert Government Fund as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$7,058,100,765	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Funds,” add the following at the end of the text in the first row of the chart on page 37:

(Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Government Fund for Matthew Duch, as of September 14, 2011; Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Government Fund for Michael Abramo as of September 14, 2011)

Under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 37, add the following additional chart:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership (as of September 14, 2011)
Calvert Income Fund	Calvert	Matthew Duch	None

Calvert Short Duration Income Fund

	Calvert	Michael Abramo	None
Calvert Long-Term Income Fund	Calvert	Michael Abramo	None
		Matthew Duch	None
Calvert Ultra-Short Income Fund	Calvert	Matthew Duch	None
Calvert Government Fund	Calvert	Matthew Duch	None
		Michael Abramo	None